Financial Instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 421,900,000	$ 347,500,000	$ 367,100,000
Percentage of reasonably possible increase	10.00%
Percentage of reasonably possible decrease	10.00%
Brent Crude Oil Option Contracts (barrels) | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 0
Gold price Contracts
Disclosure of detailed information about financial instruments [line items]
Realized hedge losses recognized in profit or loss	0	$ 2,200,000
Côté Gold UJV
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	53,500,000
Essakane
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 197,500,000